Share-based compensation - Stock appreciation rights - Awards, simulation inputs, outputs (Details) - Stock appreciation rights - $ / shares	Mar. 04, 2021	Mar. 04, 2020	Mar. 07, 2019	Apr. 04, 2018	Jan. 15, 2016	Jan. 15, 2016	Mar. 06, 2015	Mar. 06, 2015	Sep. 01, 2014	Mar. 12, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Awarded (in shares)	610,691	549,020	560,000	1,719,733	205,519		37,797		5,595	22,118
Exercise Price (in dollars per share)	$ 4.28	$ 5.25	$ 5.10	$ 7.40	$ 9.20	$ 9.20	$ 10.25	$ 10.25	$ 13.91	$ 13.66
Vesting Period (in years)	3 years	3 years	3 years	3 years		3 years		3 years	3 years	3 years
Grant Price (in dollars per share)	$ 4.28	$ 5.25	$ 5.10	$ 7.40	$ 9.20	$ 9.20	$ 10.25	$ 10.25	$ 13.91	$ 13.66
Dividend Yield (in hundredths)	0.00%	0.00%	0.00%	0.00%	6.63%		3.90%		2.88%	2.93%
Risk-free rate of Return (in hundredths)	0.66%	0.73%	2.43%	2.51%	1.79%		1.90%		2.20%	2.06%
Expected Volatility (in hundredths)	55.39%	46.42%	43.65%	40.59%	58.09%		61.38%		53.60%	56.31%
Weighted Average Fair Value at grant date (in dollars per share)	$ 1.93	$ 2.04	$ 2.00	$ 2.67	$ 2.20		$ 2.98		$ 4.20	$ 4.17
Average Expected Exercise Life	4 years 6 months	4 years 6 months		4 years 3 months
Valuation Method	Black-Scholes	Black-Scholes	Black-Scholes	Black-Scholes	Monte Carlo		Monte Carlo		Monte Carlo	Monte Carlo
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Expected Exercise Life						5 years		5 years	5 years	5 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Expected Exercise Life						4 years		4 years 2 months 12 days	4 years 6 months	4 years 7 months 6 days